INCOME TAXES - Income tax provision (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal
Deferred		$ (221,150)
Change in valuation allowance	$ 0	$ 221,150